Short-term loans (Tables)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Short-term loans

Short-term loans consisted of the following:

	Years ended March 31,
	2020	2019

Loans from China Construction Bank wholly repayable within 1 year	$460,030	$—
Loan from a third party wholly repayable within 1 year	—	206,070
Total	$460,030	$206,070

CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Short-term loans

Short-term loans consisted of the following:

	As of March 31,
	2019	2018

Loans from China Construction Bank wholly repayable within 1 year	$—	$208,926
Loan from a third party wholly repayable within 1 year	206,070	—
	$206,070	$208,926